Cover Page	Nov. 06, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	XEROX HOLDINGS CORPORATION
Entity Central Index Key	0001770450
Entity Emerging Growth Company	false
Entity File Number	001-39013
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	83-3933743
Entity Address, Address Line One	P.O. Box 4505
Entity Address, Address Line Two	401 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851-1059
City Area Code	203
Local Phone Number	849-5216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Xerox Holdings Corporation Common Stock, $1.00 Par Value
Trading Symbol	XRX
Security Exchange Name	NASDAQ
Warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Xerox Holdings Corporation Warrants to Purchase Common Stock, $1 par value
Trading Symbol	XRXDW
Security Exchange Name	NASDAQ
XEROX CORPORATION
Entity Information [Line Items]
Entity Registrant Name	XEROX CORPORATION
Entity Central Index Key	0000108772
Entity Emerging Growth Company	false
Entity File Number	001-04471
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0468020